Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Capital	Composition of share capital:
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares in thousands

Ordinary shares with no par value	142,487	11,853	142,487	8,879

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of shares of no par value
in thousands

Balance as of January 1, 2023	8,879
Issuance of shares	2,848
Exercise of options and warrants	126

Balance as of December 31, 2023	11,853

Schedule of Interests Shares	The interests of the Company in the Company’s shares are as follows:
	December 31,
	2023	2022
	%

% of issued share capital	0.54	1.0